Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000007083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007083
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%	14.73%	12.01%
Without Sales Load [Member] | C000007084
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%	14.83%	12.11%
Without Sales Load [Member] | C000007086
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	15.83%	14.15%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: FTSE High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Average Annual Return, Percent	13.02%	15.19%	11.92%
NACC2 Index: FTSE High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Average Annual Return, Percent	13.02%	15.19%	11.92%
NACC2 Index: MSCI US Prime Market 750 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Prime Market 750 Index
Average Annual Return, Percent	17.99%	16.07%	15.19%